Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis

The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a recurring basis at December 31, 2013 and December 31, 2012, respectively.

	Carrying Value at December 31, 2013
	Total	Level 1	Level 2	Level 3
	(In thousands)
Securities available for sale:
Equity securities	$8,444	—	8,444	—
Debt securities:
Government-sponsored enterprises	3,004	—	3,004	—
Corporate and other debt securities	670	—	—	670
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	363,088	—	363,088	—
Federal National Mortgage Association	409,559	—	409,559	—
Government National Mortgage Association	267	—	267	—

Total mortgage-backed securities available-for-sale	772,914	—	772,914	—

Total securities available-for-sale	$785,032	—	784,362	670

	Carrying Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
	(In thousands)
Securities available for sale:
Equity securities	$4,161	—	4,161	—
Debt securities:
Government-sponsored enterprises	3,035	—	3,035	—
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	667,517	—	667,517	—
Federal National Mortgage Association	706,128	—	706,128	—
Government National Mortgage Association	4,487	—	4,487	—
Total mortgage-backed securities available-for-sale	1,378,132	—	1,378,132	—

Total securities available-for-sale	$1,385,328	—	1,385,328	—

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The changes in Level 3 assets measured at fair value on a recurring basis for the years ended December 31, 2013 and 2012 are summarized below:

	December 31,
	2013	2012
	(Dollars in thousands)
Balance beginning of period	$—	—
Transfers from held-to-maturity (1)	670	—
Total net (losses) gains for the period included in:
Net Income	—	—
Other Comprehensive Income (loss)	—	—
Sales	—	—
Settlements	—	—

Balance end of period	$670	—

(1)	Represents a trust preferred security transferred to available for sale at its fair value on December 31, 2013 due to the impact of the Volcker Rule adopted in December 2013. The Volcker Rule requires specific treatment of certain collateralized debt obligation backed by trust preferred securities.

Carrying Value Of Our Assets Measured At Fair Value On A Non-Recurring Basis

The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a non-recurring basis at December 31, 2013 and December 31, 2012, respectively. For the year ended December 31, 2013 there was no change to carrying value of MSR and impaired loans measured at fair value on a non-recurring basis.

Security Type	Valuation Technique	Unobservable Input	Range	Weighted Average	Carrying Value at December 31, 2013
					Total	Level 1	Level 2	Level 3
					(In thousands)
Other real estate owned	Market comparable	Lack of marketability	0.0% - 25.0%	2.42%	$929	—	—	929

					$929	—	—	929

Security Type	Valuation Technique	Unobservable Input	Range	Weighted Average	Carrying Value at December 31, 2012
					Total	Level 1	Level 2	Level 3
					(In thousands)
MSR, net	Estimated cash flow	Prepayment speeds	4.30% - 30.1%	13.50%	$12,025	—	—	12,025
Impaired loans	Market comparable	Probability of default	0.0% - 25.0%	33.00%	50,470	—	—	50,470
Other real estate owned (1)	Market comparable	Lack of marketability	0.0% - 25.0%	— %	8,093	—	—	8,093

					$70,588	—	—	70,588

(1)	Other real estate owned for December 31, 2012 represents the balance transferred in, no subsequent charge offs were recorded during the period subsequent to the property being transferred.

Carrying Amounts And Estimated Fair Values

The carrying values and estimated fair values of the Company’s financial instruments are presented in the following table.

	December 31, 2013
	Carrying value	Estimated Fair Value
		Total	Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and cash equivalents	$250,689	250,689	250,689	—	—
Securities available-for-sale	785,032	785,032	—	784,362	670
Securities held-to-maturity	831,819	839,064	—	790,460	48,604
Stock in FHLB	178,126	178,126	178,126	—	—
Loans held for sale	8,273	8,273	—	8,273	—
Net loans	12,882,544	12,598,551	—	—	12,598,551

Financial liabilities:
Deposits, other than time deposits	7,334,266	6,769,857	6,769,857	—	—
Time deposits	3,384,545	3,410,202	—	3,410,202	—
Borrowed funds	3,367,274	3,337,419	—	3,337,419	—

	December 31, 2012
	Carrying value	Estimated Fair Value
		Total	Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and cash equivalents	$155,153	155,153	155,153	—	—
Securities available-for-sale	1,385,328	1,385,328	—	1,385,328	—
Securities held-to-maturity	179,922	198,893	—	159,599	39,294
Stock in FHLB	150,501	150,501	150,501	—	—
Loans held for sale	28,233	28,233	—	28,233	—
Net loans	10,306,786	10,379,358	—	—	10,379,358

Financial liabilities:
Deposits, other than time deposits	5,802,893	5,852,821	5,852,821	—	—
Time deposits	2,965,964	3,009,237	—	3,009,237	—
Borrowed funds	2,705,652	2,804,113	—	2,804,113	—